Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001981662
Registrant Name	NewGenIvf Group Ltd
Registration File Number	333-298442
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A